Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ASSETS
Cash and cash equivalents	$ 982,538	$ 15,926
Other receivables and prepayments	5,506,203	762,396
Short-term investments	5,073,548	5,587,984
Short-term investments – related party	3,966,476	3,378,706
Total current assets	15,528,765	9,745,012
Non-current assets
Property, plant and equipment, net	48,292	134,606
Right of use assets	49,104	63,343
Other assets	6,645	21,400
TOTAL ASSETS	15,632,806	9,964,361
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	22,144	14,337
Taxes payable	1,972,043	1,796,608
Accrued liabilities and other current liabilities	334,996	313,363
Related party payable	688,371	403,690
Right of use liabilities	29,739	63,343
Convertible notes, net	4,023,312
Total current liabilities	7,070,605	2,591,341
Right of use liabilities – non-current portion	9,913
TOTAL LIABILITIES	7,080,518	2,591,341
COMMITMENTS & CONTINGENCIES
Stockholders’ Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 13,263,066 and 11,421,393 shares issued and outstanding as of March 31, 2021 and 2020, respectively	1,326	1,142
Additional paid-in capital	14,845,829	8,943,065
Shares to be issued	195,600
Statutory reserves	589,659	589,659
Accumulated Deficit	(5,901,107)	(753,022)
Accumulated other comprehensive income	(567,333)	(860,047)
Total Stockholders’ equity	9,163,974	7,920,797
Noncontrolling interest	(611,686)	(547,777)
TOTAL EQUITY	8,552,288	7,373,020
TOTAL LIABILITIES AND STOCHOLDERS’ EQUITY	$ 15,632,806	$ 9,964,361